VIA EDGAR

                              February 29, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Putnam Utilities Growth and Income Fund (Reg. No. 33-37011)
     (811-5889) (the "Fund")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 6 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 26, 1996.

      Comments or questions concerning this certificate may be directed to Charles A. Ruys de Perez at 1-800-225-2465, ext.
1395.

                              Very truly yours,


                              Putnam Utilities Growth and
                              Income Fund

                              /s/ Gordon H. Silver
                         By:  ----------------------------------
                              Gordon H. Silver
                              Vice President

cc:  Joseph Turo, Esq.